UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549


                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-05820

           HYPERION 2005 INVESTMENT GRADE OPPORTUNITY TERM TRUST, INC.
               (Exact name of registrant as specified in charter)

                   ONE LIBERTY PLAZA, 165 BROADWAY, 36TH FLOOR
                          NEW YORK, NEW YORK 10006-1404
               (Address of principal executive offices) (Zip code)

                           CLIFFORD E. LAI, PRESIDENT
           HYPERION 2005 INVESTMENT GRADE OPPORTUNITY TERM TRUST, INC.
                   ONE LIBERTY PLAZA, 165 BROADWAY, 36TH FLOOR
                         NEW YORK, NEW YORK, 10006-1404
                     (Name and address of agent for service)

      Registrant's telephone number, including area code: 1 (800) Hyperion


Date of fiscal year end: December 31st

Date of reporting period: June 30th

Item 1.  Reports to Shareholders


                              [GRAPHIC OMITTED][GRAPHIC OMITTED]

---------------------------------------------------------
                     June 30, 2004









                                        [GRAPHIC OMITTED][GRAPHIC OMITTED]

-----------------------------------------------------------------------------
HYPERION 2005 INVESTMENT GRADE OPPORTUNITY TERM TRUST, INC.
Report of the Investment Advisor
For the Six Months Ended June 30, 2004

-----------------------------------------------------------------------------


Dear Shareholder:

We welcome this opportunity to provide you with information about the Hyperion 2005 Investment Grade Opportunity Term Trust, Inc. (the "Trust") for its semi-annual period ended June 30, 2004. The Trust's shares are traded on the New York Stock Exchange ("NYSE") under the symbol "HTO."

The Trust's total return, based upon the NYSE market price of the Trust's shares plus dividends and assumed reinvestment of dividends and distributions, was 0.56% during the semi-annual period.

As of June 30, 2004, the Trust was managed with an average duration of 1.6 years, as measured on a net asset basis (duration measures a bond portfolio's price sensitivity to changes in interest rates). The duration of total assets was 2.0 years--all of this consistent with the targeted termination of November 2005.

The Trust utilizes leverage to enhance portfolio yield and total return. As of June 30, 2004, leverage represented 20% of total assets.

Description of the Trust

The Trust is a closed-end investment company whose objectives are to provide a high level of current income consistent with investing only in investment grade securities and to attempt to return $10.00 per share (the initial public offering price per share) to investors on, or shortly before, November 30, 2005. The Trust pursues these objectives by investing in a portfolio consisting primarily of mortgage-backed securities ("MBS"), issued or guaranteed by either the U.S. Government or one of its agencies or instrumentalities, or rated "investment grade" by a nationally recognized rating agency (e.g., Standard & Poor's Corporation or Fitch IBCA, Inc.) at the time of the investment. No assurance can be given that the Trust's investment objectives will be achieved.

Market Environment

The economy is clearly performing well, placing pressure on the Federal Reserve Board to raise interest rates several times over the last several months in 25 bps or 50 bps increments. The first such change occurred at the June 30 Federal Open Market Committee meeting, with a 25 bps increase in the Federal Funds rate to 1.25%. The catalyst for this change in monetary policy has been the strong rebound in the employment reports, which shows the pace of job growth increasing over the last several months.

Interestingly, while the fixed income market is anticipating a 2% increase in the federal funds rate within about a year, those same "forward" indicators view the yield on the 10-year Treasury as being only about 50 bps higher in the same time frame. While the the consensus in the market is that interest rates will be higher in the future, interest rates on shorter maturity assets should rise more than interest rates on longer maturity assets. We are in agreement with both of these outlooks.

But while the outlook is for higher interest rates, there are some headwinds that could slow and maybe even arrest the trend. Higher oil prices, a slowing Chinese economy, and the potential for domestic terrorism could act to dampen the pace of economic growth. Currently, we do not believe that these threats are significant enough to deter rising interest rates as the Federal Reserve raises interest rates to remove their accommodative stance.

-------------------------------------------------------------------------------
HYPERION 2005 INVESTMENT GRADE OPPORTUNITY TERM TRUST, INC.
Report of the Investment Advisor
For the Six Months Ended June 30, 2004
------------------------------------------------------------------------------


     Portfolio Strategy and Performance

          Our focus continues to be to prepare the Trust for its scheduled termination in 2005. We have remained defensive within the Trust with respect to interest rates by maintaining a short duration consistent with the late 2005 maturity of the Fund. This, combined with the decrease in the dividend rate in April, helped to lessen the adverse effects of rising interest rates on the Trust's net asset value ("NAV"). For the first half of 2004, the interest rate on the 2-year Treasury note, which is close in maturity to the termination of the Fund, rose more than 80 bps. Despite the sizable increase in interest rates, the Trust's NAV decreased by only one cent during this same period.

     Our general strategy continues to be to hold securities that offer a balance between low sensitivity to increasing prepayment rates and protection against slowing prepayment rates if interest rates rise. In addition, we have been investing the portfolio runoff in securities which have limited extension risk, and we have hedged most of the tail duration of the Trust with interest rate swaps.

     As of June 30, 2004, approximately 85.9% of the total assets of the Trust was invested in securities rated AA or higher (as rated by a nationally recognized rating agency).

     Conclusion

     We appreciate the opportunity to serve your investment needs, and thank you for your continued support. As always, we welcome your questions and comments, and encourage you to contact our Shareholder Services representatives at 1-800-HYPERION.

     Sincerely,

     [GRAPHIC OMITTED][GRAPHIC OMITTED]

     CLIFFORD E. LAI
     President,
     Hyperion 2005 Investment Grade
     Opportunity Term Trust, Inc.
     President & Chief Executive Officer,
     Hyperion Capital Management, Inc.

     [GRAPHIC OMITTED][GRAPHIC OMITTED]

     JOHN H. DOLAN
     Senior Portfolio Manager,
     Hyperion 2005 Investment Grade
     Opportunity Term Trust, Inc.
     Managing Director & Chief Investment Officer,
     Hyperion Capital Management, Inc.



HYPERION 2005 INVESTMENT GRADE OPPORTUNITY TERM TRUST, INC.
Portfolio of Investments-- (Unaudited)                                                   Principal
June 30, 2004                                                    Interest                 Amount            Value
                                                                   Rate     Maturity      (000s)          (Note 2)
------------------------------------------------------------- ------------ ----------- ------------- ------------------
------------------------------------------------------------- ------------ ----------- ------------- ------------------

U.S. GOVERNMENT & AGENCY OBLIGATIONS -- 59.7%

U.S. Government Agency Collateralized Mortgage Obligations -- 13.3%
  Federal Home Loan Mortgage Corporation
    Series 2731, Class CA......................................     3.50%    07/15/13  $      9,114  $      9,176,491
    Series 2551, Class TB......................................     4.50     09/15/21         3,000         3,045,777
    Series 2773, Class EA......................................     4.50     05/15/10         9,672         9,848,076
                                                                                                     ----------------

Total U.S. Government Agency Collateralized Mortgage Obligations
         (Cost-- $22,249,688)..................................                                            22,070,344
                                                                                                     ----------------

U.S. Government Agency Pass-Through Certificates -- 34.5%
  Federal Home Loan Mortgage Corporation
    Pool C63650................................................     7.00     02/01/32         1,151         1,223,670
    Pool C63689................................................     7.00     02/01/32           120           127,844
    Pool C63740................................................     7.00     02/01/32         2,181         2,301,855
    Pool C63963................................................     7.00     02/01/32           851           897,947
    Pool C64107................................................     7.00     02/01/32           435           459,453
    Pool C64108................................................     7.00     02/01/32         2,583         2,726,168
                                                                                                     ----------------
                                                                                                            7,736,937
                                                                                                     ----------------
  Federal National Mortgage Association
    Pool 744642................................................    3.10+     10/01/33         2,691         2,641,780
    TBA........................................................     6.50      TBA            14,000        14,586,250
    Pool 614372................................................     7.00     01/01/32         1,328         1,404,759
    Pool 619134................................................     7.00     01/01/32           219           231,809
    Pool 628305................................................     7.00     03/01/32         3,132         3,305,417
    Pool 628408................................................     7.00     03/01/32         1,542         1,627,644
    Pool 630249................................................     7.00     03/01/32           473           499,379
    Pool 642487................................................     7.00     04/01/32           380           401,412
    Pool 642488................................................     7.00     04/01/32           112           118,569
    Pool 645465................................................     7.00     05/01/32         4,302         4,540,124
                                                                                                     ----------------
                                                                                                           29,357,143
                                                                                                     ----------------
  Government National Mortgage Association
    TBA........................................................     6.00      TBA            16,500        16,902,188
    Pool 581513................................................     6.00     04/15/33         1,273         1,306,836
    Pool 569691................................................     7.50     02/15/32         1,887         2,033,720
                                                                                                     ----------------
                                                                                                           20,242,744
                                                                                                     ----------------

Total U.S. Government Agency Pass-Through Certificates
         (Cost-- $56,726,871)..................................                                            57,336,824
                                                                                                     ----------------

U.S. Treasury Obligation -- 11.9%
  United States Treasury Notes
         (Cost-- $19,685,196)..................................     3.13     05/15/07      19,750@         19,750,000
                                                                                                     ----------------

Total U.S. Government & Agency Obligations
         (Cost-- $98,661,755)..................................                                            99,157,168
                                                                                                     ----------------

------------------------------------------------------------- ------------ ----------- ------------- ------------------
------------------------------------------------------------- ------------ ----------- ------------- ------------------

ASSET-BACKED SECURITIES -- 12.3%

Housing Related Asset-Backed Securities -- 12.3%
  Aames Mortgage Trust
    Series 2003-1N, Class A*...................................     7.50     10/27/33           475           474,482
  Aegis Asset Backed Securities Trust
    Series 2004-2N, Class N1*..................................     4.50     04/25/34           895           895,108
  Amortizing Residential Collateral Trust
    Series 2002-BC10, Class M2(d)..............................    3.80+%    01/25/33         5,000         5,109,750

ASSET-BACKED SECURITIES  (continued)

  AQ Finance NIM Trust
    Series 2003-N3A, Class Note*...............................     9.05     03/25/33  $        199  $        199,327
  ARC Net Interest Margin Trust
    Series 2002-6, Class A*....................................     7.75     09/27/32            56            56,150
  Argent NIM Trust
    Series 2003-N6, Class A*...................................     6.40     03/25/34           554           554,417
  First Franklin Mortgage Loan Asset Backed Certificate
    Series 2003-FF1, Class M3F(c)..............................5.59/6.09     03/25/33         2,200         2,194,284
  Fremont NIM Trust
    Series 2004-A, Class Note*.................................     4.75     01/25/34           940           938,080
  Renaissance NIM Trust
    Series 2002-C, Class Note*.................................     8.35     12/25/32             3             3,195
    Series 2003-A, Class Note*.................................     8.60     06/25/33           237           239,612
                                                                                                     ----------------
                                                                                                              242,807
                                                                                                     ----------------
  Sail Net Interest Margin Notes
    Series 2004-2A, Class A*...................................     5.50     03/27/34         1,211         1,204,513
  Saxon Asset Securities Trust
    Series 1999-3, Class MF1(c)................................7.74/8.25     12/25/29         8,153         8,536,493
                                                                                                     ----------------

Total Housing Related Asset-Backed Securities
         (Cost-- $20,023,640)..................................                                            20,405,411
                                                                                                     ----------------

Total Asset-Backed Securities
         (Cost-- $20,023,640)..................................                                            20,405,411
                                                                                                     ----------------

------------------------------------------------------------- ------------ ----------- ------------- ------------------
------------------------------------------------------------- ------------ ----------- ------------- ------------------

MUNICIPAL ZERO COUPON SECURITIES -- 6.8%
Texas -- 5.6%
  San Antonio Texas, Electricity & Gas Revenue
    Bond, Series B, FGIC.......................................     2.64(a)  02/01/07        10,000         9,319,900
                                                                                                     ----------------

West Virginia -- 1.2%
  West Virginia State Parkways Economic Development and
    Tourism Authority Revenue Bond, FGIC
    Capital Appreciation Prerefunded...........................     1.71(a)  05/15/05           695           684,686
    Capital Appreciation Unrefunded............................     1.84(a)  05/15/05         1,280         1,258,663
                                                                                                     ----------------
                                                                                                            1,943,349
                                                                                                     ----------------
Total Municipal Zero Coupon Securities
         (Cost-- $10,517,456)..................................                                            11,263,249
                                                                                                     ----------------

------------------------------------------------------------- ------------ ----------- ------------- ------------------
------------------------------------------------------------- ------------ ----------- ------------- ------------------

COMMERCIAL MORTGAGE BACKED SECURITIES -- 18.4%
  1301 Avenue of the Americas Trust
    Series 2000-1301, Class B*.................................    7.34+     08/03/10         8,000         8,385,600
  Morgan Stanley Capital I
    Series 1999-1NYP, Class A2*................................     6.84     05/03/30        16,000        16,898,400
  Trizec Hanh Office Properties Trust
    Series 2001-TZHAC, Class C3*...............................     6.52     03/15/13         5,000         5,314,600
                                                                                                     ----------------
Total Commercial Mortgage Backed Securities
         (Cost-- $30,835,984)..................................                                            30,598,600
                                                                                                     ----------------

------------------------------------------------------------- ------------ ----------- ------------- ------------------
-----------------------------------------------------------------------------------------------------------------------
NON-AGENCY RESIDENTIAL MORTGAGE BACKED SECURITIES -- 27.9%

Subordinated Collateralized Mortgage Obligations -- 11.1%
  Banc of America Mortgage Securities, Inc.
    Series 2003-B, Class B2....................................    4.13+     03/25/33         4,308         4,217,480

NON-AGENCY RESIDENTIAL MORTGAGE BACKED SECURITIES (continued)
  Cendant Mortgage Corp.
    Series 2000-8, Class B2....................................     7.50     11/25/30  $        925  $        923,765
    Series 2000-8, Class B3....................................     7.50     11/25/30           555           554,215
    Series 2000-9, Class B1....................................     7.50%    12/26/30         1,039         1,038,094
                                                                                                     ----------------
                                                                                                            2,516,074
                                                                                                     ----------------
  Citicorp Mortgage Securities, Inc.
    Series 1998-10, Class B2...................................     6.25     11/25/28         2,064         2,061,704
    Series 1999-8, Class B2....................................     6.25     10/25/29           494           495,490
                                                                                                     ----------------
                                                                                                            2,557,194
                                                                                                     ----------------
  First Horizon Asset Securities, Inc.
    Series 2003-AR2, Class B3..................................    4.79+     07/25/33         1,025           992,065
    Series 2002-AR2, Class B2..................................    5.31+     12/27/32           977           999,072
                                                                                                     ----------------
                                                                                                            1,991,137
                                                                                                     ----------------
  Merrill Lynch Mortgage Investors, Inc.
    Series 2002-A3, Class M3...................................    5.56+     09/25/32         1,854         1,874,252
  Residential Funding Mortgage Securities I
    Series 2002-S9, Class M1...................................     6.00     07/25/17         1,219         1,250,855
  Washington Mutual
    Series 2002-AR18, Class B3.................................    4.82+     01/25/33         3,254         3,233,211
  Wells Fargo Mortgage Backed Securities Trust
    Series 2002-F, Class B2....................................    5.46+     10/25/32           852           855,123
                                                                                                     ----------------

Total Subordinated Collateralized Mortgage Obligations
         (Cost-- $18,359,960)..................................                                            18,495,326
                                                                                                     ----------------

Senior Collateralized Mortgage Backed Securities-- 16.8%
  ABN AMRO Mortgage Corp.
    Series 2002-10, Class 1A9..................................     4.75     01/25/33           437           436,193
    Series 2002-1A, Class 2A3..................................    5.35+     06/25/32           512           518,142
                                                                                                     ----------------
                                                                                                              954,335
                                                                                                     ----------------
  Banc of America Mortgage Securities, Inc.
    Series 2003-I, Class 1A1...................................    3.32+     10/25/33         4,326         4,316,708
  Countrywide Home Loans
    Series 2002-32, Class 2A3..................................     5.00     01/25/18         1,272         1,277,793
    Series 2002-HYB1, Class 5A1................................    5.91+     07/19/32           342           348,853
                                                                                                     ----------------
                                                                                                            1,626,646
                                                                                                     ----------------
  Credit Suisse First Boston Mortgage Securities Corp.
    Series 2003-AR9, Class 1A1.................................    4.92+     03/25/33         3,738         3,730,977
  PNC Mortgage Securities Corp.
    Series 1999-4, Class 1A7...................................     6.40     06/25/29           955           958,695
  Washington Mutual
    Series 2003-AR10, Class A1.................................    1.62+     10/25/33           465           464,976
    Series 2004-AR4, Class A2..................................    2.98+     06/25/34         6,000         6,002,340
    Series 2003-AR12, Class A3.................................    3.36+     02/25/34         5,000         5,014,280
    Series 2003-AR10, Class A3A................................    3.53+     10/25/33         5,000         4,917,110
                                                                                                     ----------------
                                                                                                           16,398,706
                                                                                                     ----------------
Total Senior Collateralized Mortgage Backed Securities
         (Cost-- $28,148,386)..................................                                            27,986,067
                                                                                                     ----------------

Total Non-Agency Residential Mortgage Backed Securities
         (Cost-- $46,508,346)..................................                                            46,481,393
                                                                                                     ----------------



INTEREST ONLY SECURITIES -- 0.4%
  DLJ Mortgage Acceptance Corp.
    Series 1997-CF2, Class CP*(b)..............................    1.36+     10/15/30  $    125,000  $        541,625
  Residential Asset Mortgage Products, Inc.
    Series 2002-RS2, Class AIIO(b).............................    3.50+     09/25/04        19,315           111,657
  Residential Funding Mortgage Securities I
    Series 2002-HS1, Class AIO(b)..............................     7.00%    07/25/04        11,265                 0
                                                                                                     ----------------

Total Interest Only Securities
         (Cost-- $679,115).....................................                                               653,282
                                                                                                     ----------------

Total Investments -- 125.5%
         (Cost-- $207,226,296).................................                                           208,559,103

Liabilities in Excess of Other
  Assets-- (25.5)%.............................................                                           (42,409,737)
                                                                                                     ----------------


NET ASSETS-- 100.0%............................................                                      $    166,149,366
                                                                                                     ================


------------------------------------------------------------- ------------ ----------- ------------- ------------------


*           --     Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold in transactions exempt from registration, normally to qualified institutional buyers.
(a)         --     Zero Coupon Bonds -- Interest rate represents current yield to maturity.
(b)         --     Interest rate and principal amount are based on the notional amount of the underlying mortgage pools.
(c)         --     Security is a "step up" bond where coupon increases or steps up at a predetermined date. Rates shown are current coupon and next coupon rate when security steps up.
(d)         --     Security is a "step up" bond where coupon increases or steps up at a predetermined date. At that date these coupons increase to LIBOR plus a predetermined margin.
@           --     Portion or entire principal amount delivered as collateral for reverse repurchase agreements (Note
                   5).
+           --     Variable Rate Security-- Interest Rate is in effect as of
                   June 30, 2004.
FGIC        --     Insured by Financial Guaranty Insurance Company.
TBA         --     Settlement is on a delayed delivery or when-issued basis with a final maturity to be announced
                   (TBA) in the future.


---------
See notes to financial statements.

-------------------------------------------------------------------------------
HYPERION 2005 INVESTMENT GRADE OPPORTUNITY TERM TRUST, INC.
Statement of Assets and Liabilities -- (Unaudited)
June 30, 2004

-------------------------------------------------------------------------------


Assets:

  Investments, at value (cost $207,226,296) (Note 2)............................................    $    208,559,103
  Cash..........................................................................................           1,207,961
  Receivable for investments sold...............................................................          19,275,646
  Interest receivable...........................................................................             901,275
  Prepaid expenses and other assets.............................................................              71,649
                                                                                                    ----------------
    Total assets................................................................................         230,015,634
                                                                                                    ----------------

Liabilities:

  Reverse repurchase agreements (Note 5)........................................................          11,413,750
  Interest payable for reverse repurchase agreements (Note 5)...................................                 665
  Payable for investments purchased.............................................................          49,556,175
  Unrealized depreciation on swap contracts (Note 7)............................................           2,725,506
  Investment advisory fee payable (Note 3)......................................................              86,977
  Administration fee payable (Note 3)...........................................................              21,424
  Accrued expenses and other liabilities........................................................              61,771
                                                                                                    ----------------

    Total liabilities...........................................................................          63,866,268
                                                                                                    ----------------
Net Assets (equivalent to $9.78 per share based on 16,993,933 shares issued and outstanding)....    $    166,149,366
                                                                                                    ================


Composition of Net Assets:


  Capital stock, at par value ($.001) (Note 6)..................................................    $         16,994
  Additional paid-in capital (Note 6)...........................................................         167,652,171
  Accumulated undistributed net investment income...............................................           2,582,275
  Accumulated net realized loss.................................................................          (2,709,375)
  Net unrealized depreciation...................................................................          (1,392,699)
                                                                                                    ----------------
  Net assets applicable to capital stock outstanding............................................    $    166,149,366
                                                                                                    ================

---------
See notes to financial statements.





----------------------------------------------------------------------------------------------------------------------------------
HYPERION 2005 INVESTMENT GRADE OPPORTUNITY TERM TRUST, INC.
Statement of Operations -- (Unaudited)
June 30, 2004

----------------------------------------------------------------------------------------------------------------------------------

Investment Income (Note 2):
  Interest......................................................................................    $      3,562,048
                                                                                                    ----------------

Expenses:

  Investment advisory fee (Note 3)..............................................................             537,300
  Administration fee (Note 3)...................................................................             132,291
  Insurance.....................................................................................              80,053
  Auditing and tax services.....................................................................              51,219
  Directors' fees...............................................................................              33,029
  Custodian.....................................................................................              33,022
  Reports to shareholders.......................................................................              28,345
  Registration fees.............................................................................              17,401
  Legal.........................................................................................              13,827
  Transfer agency...............................................................................              10,784
  Miscellaneous.................................................................................              13,177
                                                                                                    ----------------
      Total operating expenses..................................................................             950,448
      Interest expense on reverse repurchase agreements (Note 5)................................              38,049
                                                                                                    ----------------
      Total expenses............................................................................             988,497
                                                                                                    ----------------
  Net investment income.........................................................................           2,573,551
                                                                                                    ----------------


Realized and Unrealized Gain (Loss) on Investments (Notes 2 and 7):
Net realized gain (loss) on:
  Investment transactions.......................................................................           1,012,605
  Swap contracts................................................................................            (899,174)
                                                                                                    ----------------
Net realized gain (loss) on investment transactions and swap contracts..........................             113,431
                                                                                                    ----------------
Net change in unrealized appreciation/depreciation on:
  Investments...................................................................................          (2,321,006)
  Swap contracts................................................................................           1,226,558
                                                                                                    ----------------

Net change in unrealized appreciation/depreciation on investments and swap contracts............          (1,094,448)
                                                                                                    ----------------
Net realized and unrealized loss on investments and swap contracts..............................            (981,017)
                                                                                                    ----------------
Net increase in net assets resulting from operations............................................    $      1,592,534
                                                                                                    ================



---------
See notes to financial statements.



----------------------------------------------------------------------------------------------------------------------
HYPERION 2005 INVESTMENT GRADE OPPORTUNITY TERM TRUST, INC.
Statements of Changes in Net Assets






                                                                               For the Six Months
                                                                                      Ended           For the Year
                                                                                  June 30, 2004           Ended
                                                                                   (Unaudited)      December 31, 2003
------------------------------------------------------------------------------ ------------------- -------------------
------------------------------------------------------------------------------ ------------------- -------------------


Increase (Decrease) in Net Assets Resulting from Operations:
  Net investment income...................................................       $     2,573,551    $      7,978,208
  Net realized gain (loss) on investment transactions and swap contracts..               113,431           1,439,892
  Net change in unrealized appreciation/depreciation on investments and
   swap contacts..........................................................            (1,094,448)         (4,520,717)
                                                                                 ---------------    ----------------
  Net increase in net assets resulting from operations....................             1,592,534           4,897,383
                                                                                 ---------------    ----------------

Dividends to Shareholders (Note 2):
  Net investment income...................................................            (1,784,363)         (5,805,644)
                                                                                 ---------------    ----------------

Capital Stock Transactions (Note 6):
  Net asset value of shares issued through dividend reinvestment (6,358
   shares)................................................................                    --              62,229
                                                                                 ---------------    ----------------
    Total decrease in net assets..........................................              (191,829)           (846,032)

Net Assets
  Beginning of period.....................................................           166,341,195         167,187,227
                                                                                 ---------------    ----------------
  End of period (including undistributed net investment income of

   $2,582,275 and $2,644,256, respectively)...............................       $   166,149,366    $    166,341,195
                                                                                 ===============    ================


---------
See notes to financial statements.






-------------------------------------------------------------------------
HYPERION 2005 INVESTMENT GRADE OPPORTUNITY TERM TRUST, INC.
Statement of Cash Flows -- (Unaudited)
For the Six Months Ended June 30, 2004
--------------------------------------------------------------------------



Increase (Decrease) in Cash:
  Cash flows provided by (used for) operating activities:
   Interest received (including net amortization of $1,033,959)...............................     $       5,224,990
   Interest expense paid......................................................................               (37,518)
   Operating expenses paid....................................................................            (1,064,737)
   Purchases of long-term portfolio investments...............................................          (393,840,954)
   Proceeds from disposition of long-term portfolio investments and principal paydowns........           382,539,399
                                                                                                   -----------------
   Net cash used for operating activities.....................................................            (7,178,820)
                                                                                                   -----------------

  Cash flows provided by (used for) financing activities:
   Net cash provided by reverse repurchase agreements.........................................             9,340,750
   Cash dividends paid........................................................................            (1,784,363)
                                                                                                   -----------------
   Net cash provided by financing activities..................................................             7,556,387
                                                                                                   -----------------


  Net increase in cash........................................................................               377,567
  Cash at beginning of period.................................................................               830,394
                                                                                                   -----------------
  Cash at end of period.......................................................................     $       1,207,961
                                                                                                   =================


Reconciliation of Net Increase in Net Assets Resulting from Operations to
  Net Cash Used for Operating Activities:
  Net increase in net assets resulting from operations........................................     $       1,592,534
                                                                                                   -----------------
   Decrease in investments, at cost...........................................................            18,305,306
   Net realized gain on investments...........................................................             1,012,605
   Net amortization on investments............................................................             1,033,959
   Decrease in net unrealized appreciation/depreciation on investments and swap contacts......             1,094,448
   Decrease in interest receivable............................................................               128,710
   Increase in other assets...................................................................              (981,973)
   Decrease in other liabilities..............................................................           (29,364,409)
                                                                                                   -----------------

    Total adjustments.........................................................................            (8,771,354)
                                                                                                   -----------------
  Net cash used for operating activities......................................................     $      (7,178,820)
                                                                                                   =================



---------
See notes to financial statements.



-----------------------------------------------------------------------------------------------------------------------------------
HYPERION 2005 INVESTMENT GRADE OPPORTUNITY TERM TRUST, INC.
Financial Highlights






                                          For the
                                        Six Months
                                           Ended
                                       June 30, 2004                 For the Year Ended December 31,
                                                    ------------------------------------------------
                                        (Unaudited)     2003          2002         2001         2000         1999
------------------------------------- ------------- ------------- ------------ ------------ ------------ -------------
------------------------------------- ------------- ------------- ------------ ------------ ------------ -------------


Per Share Operating Performance:
Net asset value, beginning of period  $    9.79     $    9.84     $    9.92    $    9.69    $    9.04    $    9.71
                                      ---------     ---------     ---------    ---------    ---------    ---------
Net investment income.............         0.15          0.47          0.62         0.63         0.51         0.51
Net realized and unrealized gains
  (losses) on investments, short
  sales, futures transactions and
  swap contracts..................        (0.05)        (0.18)        (0.17)        0.15         0.55        (0.65)
                                      ---------     ---------     ---------    ---------    ---------    ---------
Net increase (decrease) in net asset

  value resulting from operations.         0.10          0.29          0.45         0.78         1.06        (0.14)
Net effect of shares repurchased..            --            --            --           --       0.00*         0.01
Dividends from net investment income      (0.11)        (0.34)        (0.53)       (0.55)       (0.41)       (0.54)
                                      ---------     ---------     ---------    ---------    ---------    ---------
Net asset value, end of period....    $    9.78     $    9.79     $    9.84    $    9.92    $    9.69    $    9.04
                                      =========     =========     =========    =========    =========    =========
Market price, end of period.......    $   9.5500    $   9.6000    $   9.8900   $   9.6500   $   8.6875   $   7.9375
                                      ==========    ==========    ==========   ==========   ==========   ==========
Total Investment Return+..........         0.56%(1)      0.55%         8.20%       17.87%       15.14%       (1.82)%


Ratios to Average Net Assets/
    Supplementary Data:
Net assets, end of period (000's).    $ 166,149     $ 166,341     $ 167,187    $ 168,474    $ 164,570    $ 154,024
Operating expenses................         1.15%(2)      1.13%          1.09%       1.05%        1.08%        1.10%
Interest expense..................         0.05%(2)      0.32%          0.82%       1.83%        3.08%        2.63%
  Total expenses..................         1.20%(2)      1.45%          1.91%       2.88%        4.16%        3.73%
Net investment income.............         3.11%(2)      4.81%          6.12%       6.27%        5.62%        5.45%
Portfolio turnover rate...........          162%(1)       173%           92%         112%          12%          33%
----------



+ Total investment return is based upon the New York Stock Exchange market price of the Trust's shares and excludes the effects of brokerage commissions. Dividends and distributions are assumed to be reinvested at the prices obtained under the Trust's dividend reinvestment plan.

*    Rounds to less than $0.01.

(1)  Not Annualized

(2)  Annualized


---------
See notes to financial statements.

-----------------------------------------------------------------------------
HYPERION 2005 INVESTMENT GRADE OPPORTUNITY TERM TRUST, INC.
Notes to Financial Statements -- (Unaudited)
June 30, 2004

-----------------------------------------------------------------------------


1.  The Trust

Hyperion 2005 Investment Grade Opportunity Term Trust, Inc. (the "Trust"), which was incorporated under the laws of the State of Maryland on December 14, 1992, is registered under the Investment Company Act of 1940 (the "1940 Act") as a
diversified, closed-end management investment company. The Trust had no transactions until February 17, 1993, when it sold 10,673 shares of common stock for $100,006 to Hyperion Capital Management, Inc. (the "Advisor"). The Trust expects to distribute substantially all of its net assets on or shortly before November 30, 2005 and thereafter to terminate. The distribution and termination may require shareholder approval.

The Trust's investment objectives are to provide a high level of current income consistent with investing only in investment grade securities and to return at least $10.00 per share (the initial public offering price per share) to investors on or shortly before November 30, 2005. Investment grade securities are securities that are either (i) at the time of investment rated in one of the four highest rating categories of a nationally recognized rating agency (e.g., between AAA and BBB by Standard & Poor's Corporation and Fitch IBCA, Inc. or between Aaa and Baa by Moody's Investors Service, Inc.) or (ii) issued or guaranteed by the U.S. Government or one of its agencies or instrumentalities. No assurance can be given that the Trust's investment objectives will be achieved.

2.  Significant Accounting Policies

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Valuation of Investments: Where market quotations are readily available, securities held by the Trust are valued based upon the current bid price, except preferred stocks, which are valued based upon the closing price. Securities maybe valued by independent pricing services that have been approved by the Board of Directors. The prices provided by a pricing service take into account broker dealer market price quotations for institutional size trading in similar groups of securities, security quality, maturity, coupon and other security characteristics as well as any developments related to the specific securities. The Trust values mortgage-backed securities ("MBS") and other debt securities for which market quotations are not readily available (approximately 22% of the investments in securities held by the Trust at June 30, 2004) at their fair value as determined in good faith, utilizing procedures approved by the Board of Directors of the Trust, on the basis of information provided by dealers in such securities. Some of the general factors which may be considered in determining fair value include the fundamental analytic data relating to the investment and an evaluation of the forces which influence the market in which these securities are purchased and sold. Determination of fair value involves subjective judgment, as the actual market value of a particular security can be established only by negotiations between the parties in a sales transaction. Debt securities having a remaining maturity of sixty days or less when purchased and debt securities originally purchased with maturities in excess of sixty days but which currently have maturities of sixty days or less are valued at amortized cost.

The ability of issuers of debt securities held by the Trust to meet their obligations may be affected by economic developments in a specific industry or region. The values of MBS can be significantly affected by changes in interest rates or in the financial condition of the issuer.

Options Written or Purchased: The Trust may write or purchase options as a method of hedging potential declines in similar underlying securities. When the Trust writes or purchases an option, an amount equal to the premium received or paid by the Trust is recorded as a liability or an asset and is subsequently adjusted to the current market value of the option written or purchased. Premiums received or paid from writing or purchasing options which expire unexercised are treated by the Trust on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on effecting a closing purchase or sale transaction, including brokerage commissions, also is treated as a realized gain or loss. If an option is exercised, the premium paid or received is added to the proceeds from the sale or cost of the purchase in determining whether the Trust has realized a gain or a loss on the investment transaction.

The Trust, as writer of an option, may have no control over whether the underlying securities may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the security underlying the written option.

The Trust purchases or writes options to hedge against adverse market movements or fluctuations in value caused by changes in interest rates. The Trust bears the risk in purchasing an option, to the extent of the premium paid, that it will expire without being exercised. If this occurs, the option expires worthless and the premium paid for the option is recognized as a realized loss. The risk associated with writing call options is that the Trust may forego the opportunity for a profit if the market value of the underlying position increases and the option is exercised. The Trust will only write call options on positions held in its portfolio. The risk in writing a put option is that the Trust may incur a loss if the market value of the underlying position decreases and the option is exercised. In addition, the Trust bears the risk of not being able to enter into a closing transaction for written options as a result of an illiquid market.

Short Sales: The Trust may make short sales of securities as a method of hedging potential declines in similar securities owned. The Trust may have to pay a fee to borrow the particular securities and may be obligated to pay to the lender an amount equal to any payments received on such borrowed securities. A gain, limited to the amount at which the Trust sold the security short, or a loss, unlimited as to dollar amount, will be realized upon the termination of a short sale if the market price is less or greater than the proceeds originally received.

Financial Futures Contracts: A futures contract is an agreement between two parties to buy and sell a financial instrument for a set price on a future date. Initial margin deposits are made upon entering into futures contracts and can be either cash or securities. During the period the futures contract is open, changes in the value of the contract are recognized as unrealized gains or losses by "marking-to-market" on a daily basis to reflect the market value of the contract at the end of each day's trading. Variation margin payments are made or received, depending upon whether unrealized gains or losses are incurred. When the contract is closed, the Trust records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Trust's basis in the contract.

The Trust invests in financial futures contracts to hedge against fluctuations in the value of portfolio securities caused by changes in prevailing market interest rates. Should interest rates move unexpectedly, the Trust may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets. The Trust is at risk that it may not be able to close out a transaction because of an illiquid market.

Swap Agreements: The Trust may enter into interest rate swap agreements to manage its exposure to interest rates. Interest rate swap agreements involve the exchange by the Trust with another party of their respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments with respect to a notional amount of principal. The Trust will usually enter into interest rate swaps on a net basis, i.e., the two payment streams are netted out, with the Trust receiving or paying, as the case may be, only the net amount of the two payments. Swaps are marked to market based upon quotations from market makers and the change, if any, along with an accrual for periodic payments due or owed is recorded as unrealized gain or loss in the Statement of Operations. Net cash payments of interest rate swap agreements are included as part of realized gain/loss in the Statement of Operations. Entering into these agreements involves, to varying degrees, elements of credit and market risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or that there may be unfavorable changes in the fluctuation of interest rates. See Note 7 for a summary of all open swap agreements as of June 30, 2004.

When-Issued Purchases and Forward Commitments: The Trust may purchase securities on a "when-issued" basis and may purchase or sell securities on a "forward commitment" basis in order to hedge against anticipated changes in interest rates and prices and secure a favorable rate of return. When such transactions are negotiated, the price, which is generally expressed in yield terms, is fixed at the time the commitment is made, but delivery and payment for the securities take place at a later date, which can be a month or more after the date of the transaction. At the time the Trust makes the commitment to purchase securities on a when-issued or forward commitment basis, it will record the transaction and thereafter reflect the value of such securities in determining its net asset value. At the time the Trust enters into a transaction on a when-issued or forward commitment basis, the Advisor will identify collateral consisting of cash or liquid securities equal to the value of the when-issued or forward commitment securities and will monitor the adequacy of such collateral on a daily basis. On the delivery date, the Trust will meet its obligations from securities that are then maturing or sales of the securities identified as collateral by the Advisor and/or from then available cash flow. When-issued securities and forward commitments may be sold prior to the settlement date. If the Trust disposes of the right to acquire a when-issued security prior to its acquisition or disposes of its right to deliver or receive against a forward commitment, it can incur a gain or loss due to market fluctuation. There is always a risk that the securities may not be delivered and that the Trust may incur a loss. Settlements in the ordinary course are not treated by the Trust as when-issued or forward commitment transactions and, accordingly, are not subject to the foregoing limitations even though some of the risks described above may be present in such transactions.

Securities  Transactions  and Investment  Income:  Securities  transactions  are recorded on the trade date. Realized gains and losses from securities transactions are calculated on the identified cost basis. Interest income is recorded on the accrual basis. Discounts and premiums on securities are accreted and amortized using the effective yield to maturity method.

Taxes: It is the Trust's intention to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no federal income or excise tax provision is required.

Dividends and Distributions: The Trust declares and pays dividends monthly from net investment income. Distributions of realized capital gains in excess of capital loss carryforwards are distributed at least annually. Dividends and distributions are recorded on the ex-dividend date. Dividends from net investment income and distributions from realized gains from investment transactions have been determined in accordance with Federal income tax regulations and may differ from net investment income and realized gains recorded by the Trust for financial reporting purposes. These differences, which could be temporary or permanent in nature, may result in reclassification of distributions; however, net investment income, net realized gains and net assets are not affected.

Cash Flow Information: The Trust invests in securities and distributes dividends and distributions which are paid in cash or are reinvested at the discretion of shareholders. These activities are reported in the Statement of Changes in Net Assets. Additional information on cash receipts and cash payments is presented in the Statement of Cash Flows. Cash, as used in the Statement of Cash Flows, is defined as "Cash" in the Statement of Assets and Liabilities, and does not include short-term investments.

Accounting practices that do not affect reporting activities on a cash basis include carrying investments at value and accreting discounts and amortizing premiums on debt obligations.

Repurchase Agreements: The Trust, through its custodian, receives delivery of the underlying collateral, the market value of which at the time of purchase is required to be in an amount at least equal to the resale price, including accrued interest. The Advisor is responsible for determining that the value of these underlying securities is sufficient at all times. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings commence with respect to the seller of the security, realization of the collateral by the Trust may be delayed or limited.

3.  Investment Advisory Agreements and Affiliated Transactions

The Trust has entered into an Investment Advisory Agreement with the Advisor. The Advisor is responsible for the management of the Trust's portfolio and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of the Trust. For such services, the Trust pays a monthly fee at an annual rate of 0.65% of the Trust's average weekly net assets. During the six months ended June 30, 2004, the Advisor earned $537,300 in advisory fees.

The Trust has entered into an Administration Agreement with Hyperion Capital Management, Inc. (the "Administrator"). The Administrator entered into a sub-administration agreement with State Street Bank and Trust Company. (the "Sub-Administrator") The Administrator and Sub-Administrator perform administrative services necessary for the operation of the Trust, including maintaining certain books and records of the Trust and preparing reports and other documents required by federal, state, and other applicable laws and regulations, and providing the Trust with administrative office facilities. For these services, the Trust pays to the Administrator a monthly fee at an annual rate of 0.17% of the first $100 million of the Trust's average weekly net assets, 0.145% of the next $150 million and 0.12% of any amounts above $250 million. During the six months ended June 30, 2004, the Administrator earned $132,291 in administration fees. The Administrator is responsible for any fees due the Sub-Administrator.

Certain officers and/or directors of the Trust are officers and/or directors of the Advisor and/or the Administrator.

4.  Purchases and Sales of Investments

Purchases and sales of investments, excluding short-term securities, U.S. Government securities and reverse repurchase agreements, for the six months ended June 30, 2004 were $21,785,104 and $44,773,935, respectively. Purchases and sales of U.S. Government securities, excluding short-term securities, for the six months ended June 30, 2004 were $342,734,311 and $339,573,677, respectively. For purposes of this footnote, U.S. Government securities may include securities issued by the U.S. Treasury, the Federal Home Loan Mortgage Corporation, the Government National Mortgage Association and the Federal National Mortgage Association.

5.  Borrowings

The Trust may enter into reverse repurchase agreements with the same parties with whom it may enter into repurchase agreements. Under a reverse repurchase agreement, the Trust sells securities and agrees to repurchase them at a mutually agreed upon date and price. Under the 1940 Act, reverse repurchase agreements will be regarded as a form of borrowing by the Trust unless, at the time it enters into a reverse repurchase agreement, it establishes and maintains a segregated account with its custodian containing securities from its portfolio having a value not less than the repurchase price (including accrued interest). The Trust has established and maintained such an account for each of its reverse repurchase agreements.

Reverse repurchase agreements involve the risk that the market value of the securities retained in lieu of sale by the Trust may decline below the price of the securities the Trust has sold but is obligated to repurchase. In the event the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, such buyer or its trustee or receiver may receive an extension of time to determine whether to enforce the Trust's obligation to repurchase the securities, and the Trust's use of the proceeds of the reverse repurchase agreement may effectively be restricted pending such decision.

At June 30, 2004, the Trust had the following reverse repurchase agreement outstanding:





                                                                                                    Maturity
  Face Value                                           Description                                   Amount
--------------          ----------------------------------------------------------------------   --------------
$   11,413,750          Lehman Brothers, 1.05%, dated 6/29/04, maturity date 7/07/04..........   $   11,416,413
--------------                                                                                   --------------

$   11,413,750
==============

                        Maturity Amount.......................................................   $   11,416,413
                                                                                                 --------------
                        Market Value of Assets Sold Under Agreement...........................   $   11,500,000
                                                                                                 --------------
                        Weighted Average Interest Rate........................................             1.05%
                                                                                                 --------------



The average daily balance of reverse repurchase agreements outstanding during the six months ended June 30, 2004 was approximately $6,923,590 at a weighted average interest rate of 1.08%. The maximum amount of reverse repurchase agreements outstanding at any time during the period was $12,935,359, as of June 28, 2004, which was 6.15% of total assets.

6.  Capital Stock

There are 75 million shares of $0.001 par value common stock authorized. Of the 16,993,933 shares outstanding at June 30, 2004, the Advisor owned 10,673 shares.

The Trust is continuing its stock repurchase program, whereby an amount of up to 30% of the outstanding common stock as of March 1998, or approximately 4.8 million shares, are authorized for repurchase. The purchase price may not exceed the then-current net asset value.

For the periods ended June 30, 2004 and December 31, 2003 no shares were repurchased. All shares repurchased have been, or will be, retired. Since the inception of the stock repurchase program 4,723,100 shares have been repurchased pursuant to this program at a cost of $37,671,129 and an average discount of 13.16% from its net asset value.

7.  Financial Instruments

The Trust regularly trades in financial instruments with off-balance sheet risk in the normal course of its investing activities to assist in managing exposure to various market risks. These financial instruments include written options, swap agreements and futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Trust has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. During the period the Trust had segregated sufficient cash and/or securities to cover any commitments under these contracts.

There were no written option or futures contracts activity for the period ended June 30, 2004.

As of June 30, 2004, the following swap agreements were outstanding:




                      Expiration                                                                       Net Unrealized
  Notional Amount        Date                                Description                                Depreciation
------------------    ----------  ------------------------------------------------------------------- --------------


$       10,000,000       3/12/07  Agreement with Goldman Sachs Capital Markets, LP, dated 3/08/02     $     (626,593)
                                  to pay semi-annually the notional amount multiplied by 5.31% and to receive quarterly the notional amount multiplied by 3 month
                                  USD-LIBOR-BBA.

$       15,000,000       2/28/09  Agreement with Goldman Sachs Capital Markets, LP, dated 2/26/02           (961,877)
                                  to pay semi-annually the notional amount multiplied by 5.304% and to receive quarterly the notional amount multiplied by 3 month
                                  USD-LIBOR-BBA.

$       20,000,000       2/01/07  Agreement with Goldman Sachs Capital Markets, LP, dated 1/30/02         (1,137,036)
                                                                                                      --------------
                                  to pay semi-annually the notional amount multiplied by 4.973% and to receive quarterly the notional amount multiplied by 3 month
                                  USD-LIBOR-BBA.

                                                                                                      $   (2,725,506)
                                                                                                      ===============


8.  Federal Income Tax Information

Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from generally accepted accounting principles.

During the year ended December 31, 2003, the tax character of the $5,805,644 of distributions paid was from ordinary income.

At June 30, 2004, the components of net assets (excluding paid-in-capital) on a tax basis were as follows:


Undistributed Tax ordinary income....................    $    1,799,140
                                                           ==============
Accumulated capital loss.............................    $   (2,709,375)
                                                           ==============
Book unrealized appreciation/(depreciation)..........    $   (1,392,699)
Plus: Cumulative timing differences..................           783,135
                                                            --------------
  Unrealized appreciation/(depreciation).............    $     (609,564)
                                                            ==============


The difference between book basis and tax basis undistributed income and book basis and tax basis unrealized appreciation/ depreciation is due to the differing treatment of investments in swap contracts.

Federal Income Tax Basis: The federal income tax basis of the Trust's investments at June 30, 2004 was $207,226,296. Net unrealized appreciation was $1,332,807 (gross unrealized appreciation -- $2,126,807; gross unrealized depreciation -- $794,000). During the six months ended June 30, 2004, the Trust utilized available capital loss carryforwards amounting to $394,264. At June 30, 2004, the Trust had a remaining capital loss carryforward of $2,709,375, which expires in 2010, available to offset future capital gains, to the extent provided by regulations. However, if the Trust is terminated as expected in 2005, the capital loss carryforward must be utilized by 2005 in order for shareholders to realize a benefit.

Capital Account Reclassification: For the six months ended June 30, 2004, the Trust's undistributed net investment income was reduced by $851,169 and accumulated net realized loss reduced by $672,067, with a net offsetting increase to paid-in capital of $179,102. These adjustments were primarily the result of current year paydown reclassifications, retained tax-exempt income and the reclassifications of payments related to swaps.

9.  Subsequent Events

Dividend: On July 9, 2004, the Trust's Board of Directors declared the following regular monthly dividend:

  Dividend       Record      Payable
  Per Share       Date        Date
------------------------   -------
 $  0.010        07/20/04    07/29/04

------------------------------------------------------------------------------

                              PROXY RESULTS (Unaudited)

------------------------------------------------------------------------------

During the six months ended June 30, 2004, the Hyperion 2005 Investment Grade Opportunity Term Trust, Inc. (the "Trust") shareholders voted on the following proposals at a shareholders' meeting on April 13, 2004. The description of each proposal and number of shares voted are as follows:




------- ----------------------------------------------------------------- ------------- -------------- ---------------
                                                                          Shares Voted  Shares Voted   Shares Voted
                                                                               For         Against        Abstain
------- ----------------------------------------------------------------- ------------- -------------- ---------------
 1.     To elect to the Trust's Board of Directors
          Rodman L. Drake:                                                  16,339,692        0           181,243
------- ----------------------------------------------------------------- ------------- -------------- ---------------

                                                                          Shares Voted  Shares Voted   Shares Voted
                                                                               For         Against        Abstain
------- ----------------------------------------------------------------- ------------- -------------- ---------------
 2.     To elect to the Trust's Board of Directors
          Clifford E. Lai:                                                  16,340,744        0           180,191
------- ----------------------------------------------------------------- ------------- -------------- ---------------

                                                                          Shares Voted  Shares Voted   Shares Voted
                                                                               For         Against        Abstain
-------- ---------------------------------------------------------------- ------------- -------------- ---------------
-------- ---------------------------------------------------------------- ------------- -------------- ---------------
3.       To select PricewaterhouseCoopers LLP as the independent            16,324,835      76,914        119,184
           auditors:
-------- ---------------------------------------------------------------- ------------- -------------- ---------------

------------------------------------------------------------------------------
HYPERION 2005 INVESTMENT GRADE OPPORTUNITY TERM TRUST, INC.
Information Concerning Directors and Officers
















----------------------------- -----------------------  ------------------------------------       --------------
                                                                                                       Number of
                                                                                                       Portfolios
                              Position(s) Held with                                                    in Trust
                              Trust and Term of                                                        Complex
Name, Address                 Office and Length of    Principal Occupation(s) During Past 5 Years and  Overseen
and Age                       Time Served             Other Directorships Held by Director             by Director
----------------------------- ----------------------- ------------------------------------------------ --------------
---------------------------------------------------------------------------------------------------------------------



Disinterested Director
Class I Director to serve until 2007 Annual Meeting of Stockholders or until Termination of the Trust:



Rodman L. Drake               Chairman Elected        Chairman   (since  2003)  and  Director  and/or          3
  c/o One Liberty Plaza,      December 9, 2003        Trustee   of   several   investment   companies
  36(th) floor, New York,                             advised by Hyperion  Capital  Management,  Inc.
  New York 10006-1404                                 (the  "Advisor")  (1989-Present);   Co-founder,
                              Director, Member of     Baringo Capital LLC  (2002-Present);  Director,
  Age 61                      the Audit Committee,    Animal   Medical   Center   (2002-    Present);
                              Chairman of             Director,   Hotelevision,   Inc.   (1999-2003);
                              Nominating and          Director,     Parsons    Brinckerhoff,     Inc.
                              Compensation Committee  (1995-Present);   Director,   Absolute  Quality
                                                      Inc.   (2000-Present);   Trustee  of  Excelsior
                                                      Funds    (33)    (1994-Present);     President,
                                                      Continuation     Investments     Group     Inc.
                                                      (1997-2001).
                              Elected for Three
                              Year Term/Director
                              since February 1993

Disinterested Directors
Class II Directors to serve until 2005 Annual Meeting of Stockholders:

Robert F. Birch               Director, Member of     Director  and/or Trustee of several  investment          5
  c/o One Liberty Plaza,      The Audit Committee,    companies    advised   by   Hyperion    Capital
  36(th) floor, New York,     Member of Nominating    Management,      Inc.      (the      "Advisor")
  New York 10006-1404         and Compensation        (2002-Present);  Chairman  and  President,  New
                              Committee; Member of    America   High  Income   Fund   (1992-Present);
  Age 68                      Executive Committee     Chairman  of  the  Board  and  Co-Founder,  The
                                                      China  Business  Group,  Inc.   (1996-Present);
                                                      Director,   Brandywine   Funds   (3)  (2001  to
                                                      Present)
                              Elected for Three
                              Year Term/Director
                              since December 1998

Leo M. Walsh, Jr.             Director, Chairman of   Director  and/or Trustee of several  investment          5
                                                      companies    advised   by   Hyperion    Capital
                                                      Management,      Inc.,      (the     "Advisor")
                                                      (1989-Present);  Financial Consultant for Medco
                                                      Health Solutions Inc. (1994-2003);
  c/o One Liberty Plaza,      the Audit Committee,
  36(th) floor, New York,     Member of Nominating
  New York 10006-1404         and Compensation
                              Committee
 Age 71
                              Elected for Three
                              Year Term/Director
                              since February 1993


Disinterested Director
Class III Director to serve until 2006 Annual Meeting of Stockholders or termination of the Trust:


Harry E. Petersen, Jr.        Director, Member of     Director  and/or Trustee of several  investment          3
  c/o One Liberty Plaza,      the Audit Committee,    companies    advised   by   Hyperion    Capital
  36(th) floor, New York,     Member of Nominating    Management,      Inc.,      (the     "Advisor")
  New York 10006-1404         and Compensation        (1992-Present);     Senior     Consultant    to
                              Committee, Member of    Cornerstone Equity Advisors, Inc. (1998-2001).
  Age 79                      Executive Committee

                              Elected for Three
                              Year Term/Director
                              since February 1993

Interested Director
Class III Director to serve until 2006 Annual Meeting of Stockholders or termination of the Trust

Clifford E. Lai*              Director                President  (1998-Present)  and Chief Investment          5
  c/o One Liberty Plaza,      Since December 9,       Officer of Hyperion  Capital  Management,  Inc.
  36(th) floor, New York,     2003                    (the   "Advisor")   (1993-2002);    Co-Chairman
  New York 10006-1404         President Elected       (2003-Present)    and    Board   of    Managers
                              Annually Since 1993     (1995-Present)   of   Hyperion   GMAC   Capital
  Age 51                                              Advisors,  LLC  (formerly  Lend Lease  Hyperion
                                                      Capital,  LLC);  President  (1995-Present)  and
                                                      Director  (December  1993-Present)  of  several
                                                      investment companies advised by the Advisor.
----------

*    Interested  person as defined in the  Investment  Company  Act of 1940,  as amended,  (the "1940 Act") because of  affiliations  with Hyperion  Capital
     Management,  Inc., the Trust's advisor.
     ----------------------------------------------------------------------------------------------------------




Officers of the Trust

Name, Address                Position(s)       Term of Office and      Principal Occupation(s)
and Age                      Held with Trust   Length of Time Served   During Past 5 Years
---------------------------- ----------------- ----------------------- ---------------------------------------------
---------------------------- ----------------- ----------------------- ---------------------------------------------

---------------------------- ----------------- ----------------------- ---------------------------------------------

Clifford E. Lai              President         Elected Annually Since  Please see "Information Concerning
  c/o One Liberty Plaza,                       April 1993              Directors."
  36(th) floor,
  New York, New York
  10006-1404

  Age 51

John Dolan                   Vice President    Elected Annually Since  Chief Investment  Strategist  (1998-Present)
  c/o One Liberty Plaza,                       March 1998              and Chief Investment Officer  (2002-Present)
  36(th) floor,                                                        of Hyperion  Capital  Management,  Inc. (the
  New York, New York                                                   "Advisor").
  10006-1404

  Age 50

Patricia A. Sloan            Vice President    Elected Annually        Consultant    of   Ranieri   &   Co.,   Inc.
  c/o One Liberty Plaza,                       Since                   (2000-Present);  Secretary,  Director and/or
  36(th) floor,                                June 2002               Trustee  of  several  investment   companies
  New York, New York                                                   advised by the Advisor or by its  affiliates
  10006-1404                                                           (1989-2002).

  Age 60

Joseph Tropeano              Secretary         Elected Annually        Director and Compliance  Officer of Hyperion
  c/o One Liberty Plaza,                       Since                   Capital  Management,  Inc.  (the  "Advisor")
  36(th) floor,                                June 2002               (1993-Present);   Secretary  and  Compliance
  New York, New York                                                   Officer  of  several  investment   companies
  10006-1404                                                           advised  by  the   Advisor   (1994-Present);
                                                                       Secretary and Compliance  Officer,  Hyperion
  Age 43                                                               GMAC Capital  Advisors,  LLC (formerly  Lend
                                                                       Lease Hyperion Capital, LLC) (1995-Present);

Thomas F. Doodian            Treasurer         Elected Annually Since  Managing  Director,  Chief Operating Officer
  c/o One Liberty Plaza,                       February 1998           (1998-Present)  and  Director of Finance and
  36(th) floor,                                                        Operations of Hyperion  Capital  Management,
  New York, New York                                                   Inc.   (the    "Advisor")    (1995-Present);
  10006-1404                                                           Treasurer  of several  investment  companies
                                                                       advised by the Advisor (1998-Present).
  Age 45

---------------

     The  Trust's  Statement  of  Additional   Information  includes  additional
     information  about the  directors and is available,  without  charge,  upon request by calling 1-800-497-3746.

-----------------------------------------------------------------------------
                           DIVIDEND REINVESTMENT PLAN
-----------------------------------------------------------------------------


A Dividend Reinvestment Plan (the "Plan") is available to shareholders of the Trust pursuant to which they may elect to have all distributions of dividends and capital gains automatically reinvested by American Stock Transfer & Trust Company (the "Plan Agent") in additional Trust shares. Shareholders who do not participate in the Plan will receive all distributions in cash paid by check mailed directly to the shareholder of record (or if the shares are held in street or other nominee name, then to the nominee) by the Trust's Custodian, as Dividend Disbursing Agent.

The Plan Agent serves as agent for the shareholders in administering the Plan. After the Trust declares a dividend or determines to make a capital gain distribution, payable in cash, if (1) the market price is lower than net asset value, the participants in the Plan will receive the equivalent in Trust shares valued at the market price determined as of the time of purchase (generally, the payment date of the dividend or distribution); or if (2) the market price of the shares on the payment date of the dividend or distribution is equal to or exceeds their net asset value, participants will be issued Trust shares at the higher of net asset value or 95% of the market price. This discount reflects savings in underwriting and other costs that the Trust otherwise will be required to incur to raise additional capital. If net asset value exceeds the market price of the Trust shares on the payment date or the Trust declares a dividend or other distribution payable only in cash (i.e., if the Board of Directors precludes reinvestment in Trust shares for that purpose), the Plan Agent will, as agent for the participants, receive the cash payment and use it to buy Trust shares in the open market, on the New York Stock Exchange or elsewhere, for the participants' accounts. If, before the Plan Agent has completed its purchases, the market price exceeds the net asset value of the Trust's shares, the average per share purchase price paid by the Plan Agent may exceed the net asset value of the Trust's shares, resulting in the acquisition of fewer shares than if the dividend or distribution had been paid in shares issued by the Trust. The Trust will not issue shares under the Plan below net asset value.

Participants in the Plan may withdraw from the Plan upon written notice to the Plan Agent. When a participant withdraws from the Plan or upon termination of the Plan by the Trust, certificates for whole shares credited to his or her account under the Plan will be issued and a cash payment will be made for any fraction of a share credited to such account.

There is no charge to participants for reinvesting dividends or capital gain distributions, except for certain brokerage commissions, as described below. The Plan Agent's fees for handling the reinvestment of dividends and distributions are paid by the Trust. There are no brokerage commissions charged with respect to shares issued directly by the Trust. However, each participant will pay a pro rata share of brokerage commissions incurred with respect to the Plan Agent's open market purchases in connection with the reinvestment of dividends and distributions.

The automatic reinvestment of dividends and distributions will not relieve participants of any federal income tax that may be payable on such dividends or distributions.

A brochure describing the Plan is available from the Plan Agent, by calling 1-212-936-5100.

If you wish to participate in the Plan and your shares are held in your name, you may simply complete and mail the enrollment form in the brochure. If your shares are held in the name of your brokerage firm, bank or other nominee, you should ask them whether or how you can participate in the Plan. Shareholders whose shares are held in the name of a brokerage firm, bank or other nominee and are participating in the Plan may not be able to continue participating in the Plan if they transfer their shares to a different brokerage firm, bank or other nominee, since such shareholders may participate only if permitted by the brokerage firm, bank or other nominee to which their shares are transferred.





INVESTMENT ADVISOR AND ADMINISTRATOR                                 TRANSFER AGENT

HYPERION CAPITAL MANAGEMENT, INC.                                    AMERICAN STOCK TRANSFER & TRUST
One Liberty Plaza                                                    COMPANY
165 Broadway, 36th Floor                                             Investor Relations Department
New York, New York 10006-1404                                        59 Maiden Lane
For General Information about the Fund:                              New York, NY 10038
(800) HYPERION                                                       For Shareholder Services:
                                                                     (800) 937-5449

SUB-ADMINISTRATOR                                                    INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

STATE STREET BANK and TRUST COMPANY                                  PRICEWATERHOUSECOOPERS LLP
225 Franklin Street                                                  300 Madison Avenue
Boston, Massachusetts 02116                                          New York, New York 10017

CUSTODIAN AND FUND ACCOUNTING AGENT                                  LEGAL COUNSEL

STATE STREET BANK and TRUST COMPANY                                  SULLIVAN & WORCESTER LLP
225 Franklin Street                                                  1666 K Street, N.W.
Boston, Massachusetts 02116                                          Washington, D.C. 20006


Notice  is hereby  given in  accordance  with  Section  23(c) of the  Investment
Company Act of 1940 that periodically the Trust may purchase its shares of beneficial interest in the open market at prevailing market prices.

Quarterly Portfolio Schedule: No later than November 29, 2004, the Trust will file its complete schedule of portfolio holdings with the Securities and Exchange Commission for the third quarter of 2004 on Form N-Q. The Trust will thereafter file Form N-Q for the first and third quarters of each fiscal year on Form N-Q. The Trust's Forms N-Q will be available on the Securities and Exchange Commission's website at http://www.sec.gov. The Trust's Form N-Q may be reviewed and copied at the Securities and Exchange Commission's Public Reference Room in Washington, D.C. and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. Once filed, the most recent Form N-Q will be available without charge, upon request, by calling 1-800-HYPERION or on the Trust's website at http://www.hyperioncapital.com.

------------------------------------------------------------------------------
Officers & Directors

------------------------------------------------------------------------------

         Rodman L. Drake*
         Chairman

         Robert F. Birch*
         Director

         Garth Marston
         Director Emeritus

         Leo M. Walsh, Jr.*
         Director

         Harry E. Petersen, Jr.*
         Director

         Clifford E. Lai
         Director and President

         Patricia A. Sloan
         Vice President

         John Dolan
         Vice President

         Thomas F. Doodian
         Treasurer

         Joseph Tropeano
         Secretary
         ----------

         * Audit Committee Members


-------------------------------------------------------------------------------

                            [GRAPHIC OMITTED][GRAPHIC OMITTED]

------------------------------------------------------------------------------

          The financial information included herein is taken from the records of the Trust without audit by the Trust's independent registered public accounting firm, who do not express an opinion thereon.

          This report is for shareholder information. This is not a prospectus intended for use in the purchase or sale of Trust shares.

                              Hyperion 2005 Investment Grade
                               Opportunity Term Trust, Inc.
                                     One Liberty Plaza
                                 165 Broadway, 36th Floor
                                  New York, NY 10006-1404

Item 2. Code of Ethics.

     As of the end of the period covered by this report, the Registrant had adopted a Code of Ethics for Principal Executive and Principal Financial Officers (the "Code"). There were no amendments to or waivers from the Code during the period covered by this report. A copy of the Registrant's Code will be provided upon request to any person without charge by contacting Joseph Tropeano at 1-800-HYPERION or by writing to Mr. Tropeano at One Liberty Plaza, 165 Broadway, 36th Floor, New York, NY 10006-1404.

Item 3. Audit Committee Financial Expert.

     The Registrant's Board of Directors has determined that the Registrant has at least one audit committee financial expert serving on its audit committee, and his name is Rodman L. Drake. Mr. Drake is independent.

Item 4. Principal Accountant Fees and Services.

         Not applicable.

Item 5. Audit Committee of Listed Registrants.

     The Registrant has a separately-designated standing Audit Committee established in accordance with Section 3(a)(58)(A) of the Securities Exchange Act of 1934. The Registrant's Audit Committee members include Leo M. Walsh, Jr., Rodman L. Drake, Robert F. Birch and Harry E. Petersen, Jr.

Item 6. Schedule of Investments

         Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

     This Item is not applicable as the Registrant invested exclusively in non-voting securities during the period covered by this report.

Item 8. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

         None.



Item 9. Submission of Matters to a Vote of Security Holders.

         Not applicable.

Item 10. Controls and Procedures.

     (a) The Registrant's principal executive officer and principal financial officer have concluded that the Registrant's Disclosure Controls and Procedures are effective, based on their evaluation of such Disclosure Controls and Procedures as of a date within 90 days of the filing of this report on Form N-CSR.

     (b) As of the date of filing this Form N-CSR, the Registrant's principal executive officer and principal financial officer are aware of no changes in the Registrant's internal control over financial reporting that occurred during the Registrant's last fiscal half-year that has materially affected or is reasonably likely to materially affect the Registrant's internal control over financial reporting.

Item 11.  Exhibits.

(a)      (1)  None.

     (2) A separate certification for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached as an exhibit to this Form N-CSR.

         (3)  None.

     (b) A separate certification for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(b) under the Investment Company Act of 1940 is attached as an exhibit to this Form N-CSR.

                                  SIGNATURES


     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

HYPERION 2005 INVESTMENT GRADE OPPORTUNITY TERM TRUST, INC.


By:     /s/ Clifford E. Lai
        ---------------------
        Clifford E. Lai
        Principal Executive Officer

Date:  September 7, 2004

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:     /s/ Clifford E. Lai
        ---------------------
        Clifford E. Lai
        Principal Executive Officer

Date:  September 7, 2004

By:     /s/ Thomas F. Doodian
        -----------------------
        Thomas F. Doodian
        Treasurer and Principal Financial Officer

Date:  September 8, 2004